Annual Total Returns [BarChart] - ClearBridge Variable Appreciation Portfolio - Class I	May 01, 2021
Bar Chart Table:
Annual Return 2011	2.60%
Annual Return 2012	15.95%
Annual Return 2013	30.00%
Annual Return 2014	10.99%
Annual Return 2015	1.60%
Annual Return 2016	9.77%
Annual Return 2017	19.54%
Annual Return 2018	(1.74%)
Annual Return 2019	29.86%
Annual Return 2020	14.78%